Related Party Transactions - Schedule of Related Parties (Details)	6 Months Ended
Dec. 31, 2025
Guohua Huang [Member]
Schedule of Related Parties [Line Items]
Relationship	the Controlled Shareholder of the Company
Xiamen Yipin Hengrun Intellectual Property Agency [Member]
Schedule of Related Parties [Line Items]
Relationship	Controlled by a key management of the Company
Kunchi Huang [Member]
Schedule of Related Parties [Line Items]
Relationship	A relative of the controlled shareholder of the Company